Securities (Tables)	12 Months Ended
Dec. 31, 2011
Reconciliation of Amortized Cost to Fair Values of Securities Available for Sale

Securities Available for Sale. The following tables summarize the amortized cost, fair values, and remaining maturities of securities available for sale.

RECONCILIATION OF AMORTIZED COST TO FAIR VALUES OF SECURITIES AVAILABLE FOR SALE	DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. Government	$3,965.9	$63.5	$—	$4,029.4
Obligations of States and Political Subdivisions	14.9	.9	—	15.8
Government Sponsored Agency	16,702.6	86.1	17.3	16,771.4
Corporate Debt	2,677.7	4.7	5.7	2,676.7
Non-U.S. Government Debt	173.7	—	—	173.7
Residential Mortgage-Backed	196.1	—	32.3	163.8
Other Asset-Backed	1,606.8	1.3	3.3	1,604.8
Certificates of Deposit	2,418.2	.2	.3	2,418.1
Auction Rate	186.5	4.3	12.5	178.3
Other	2,150.2	12.8	2.5	2,160.5

Total	$30,092.6	$173.8	$73.9	$30,192.5

	DECEMBER 31, 2010
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. Government	$667.2	$1.0	$9.8	$658.4
Obligations of States and Political Subdivisions	35.4	.9	–	36.3
Government Sponsored Agency	11,937.0	47.0	13.3	11,970.7
Corporate Debt	2,547.7	7.8	1.5	2,554.0
Non-U.S. Government Debt	440.6	–	–	440.6
Residential Mortgage-Backed	308.0	.9	54.3	254.6
Other Asset-Backed	1,606.5	1.5	2.3	1,605.7
Certificates of Deposit	1,402.5	–	–	1,402.5
Auction Rate	357.0	14.2	3.4	367.8
Other	610.8	4.2	3.7	611.3

Total	$19,912.7	$77.5	$88.3	$19,901.9

Reconciliation of Amortized Cost to Fair Values of Securities Held to Maturity

Securities Held to Maturity. The following tables summarize the amortized cost, fair values and remaining maturities of securities held to maturity.

RECONCILIATION OF AMORTIZED COST TO FAIR VALUES OF SECURITIES HELD TO MATURITY	DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Obligations of States and Political Subdivisions	$529.4	$24.6	$.1	$553.9
Government Sponsored Agency	156.8	4.3	.1	161.0
Other	113.0	.1	10.9	102.2

Total	$799.2	$29.0	$11.1	$817.1

	DECEMBER 31, 2010
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Obligations of States and Political Subdivisions	$635.0	$26.2	$.4	$660.8
Government Sponsored Agency	169.3	4.6	.2	173.7
Other	117.9	–	10.6	107.3

Total	$922.2	$30.8	$11.2	$941.8

Securities Continuous Unrealized Loss Position

The following tables provide information regarding securities that have been in a continuous unrealized loss position for less than 12 months, and for 12 months or longer, as of December 31, 2011 and December 31, 2010.

SECURITIES WITH UNREALIZED LOSSES AS OF DECEMBER 31, 2011	LESS THAN 12 MONTHS		12 MONTHS OR LONGER		TOTAL
(In Millions)	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES
Obligations of States and Political Subdivisions	$2.7	$.1	$—	$—	$2.7	$.1
Government Sponsored Agency	5,492.5	14.1	470.1	3.3	5,962.6	17.4
Corporate Debt	1,027.5	4.1	123.6	1.6	1,151.1	5.7
Residential Mortgage-Backed	4.7	.9	158.8	31.4	163.5	32.3
Other Asset-Backed	824.6	2.3	205.7	1.0	1,030.3	3.3
Certificates of Deposit	1,019.9	.3	—	—	1,019.9	.3
Auction Rate	61.0	7.3	52.6	5.2	113.6	12.5
Other	634.9	4.3	144.9	9.1	779.8	13.4

Total	$9,067.8	$33.4	$1,155.7	$51.6	$10,223.5	$85.0

SECURITIES WITH UNREALIZED LOSSES AS OF DECEMBER 31, 2010	LESS THAN 12 MONTHS		12 MONTHS OR LONGER		TOTAL
(In Millions)	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES
U.S. Government	$492.9	$9.8	$–	$–	$492.9	$9.8
Obligations of States and Political Subdivisions	3.0	–	3.2	.4	6.2	.4
Government Sponsored Agency	980.7	11.0	328.7	2.5	1,309.4	13.5
Corporate Debt	930.6	1.1	475.2	.4	1,405.8	1.5
Residential Mortgage-Backed	–	–	248.8	54.3	248.8	54.3
Other Asset-Backed	513.5	2.2	27.0	.1	540.5	2.3
Auction Rate	77.6	3.3	.7	.1	78.3	3.4
Other	482.2	6.8	36.5	7.5	518.7	14.3

Total	$3,480.5	$34.2	$1,120.1	$65.3	$4,600.6	$99.5

Book Values, Ultimate Default Rates, and Loss Severity Rates for Non-Agency Residential Mortgage-Backed Securities Portfolio, by Security Type

Information regarding amortized cost, weighted average ultimate default rates, and loss severity rates for the December 31, 2011 non-agency residential mortgage-backed securities portfolio, by security type, are provided in the following table.

	DECEMBER 31, 2011
			LOSS SEVERITY RATES
(In Millions)	AMORTIZED COST	WEIGHTED AVERAGE ULTIMATE DEFAULT RATES	LOW	HIGH	WEIGHTED AVERAGE
Prime	$24.0	14.7%	38.6%	66.0%	51.1%
Alt-A	32.9	41.9	54.3	70.6	68.2
Subprime	105.2	51.7	67.1	85.4	73.3
2nd Lien	34.0	33.8	98.7	100.0	99.4

Total Non-Agency Residential Mortgage-Backed Securities	$196.1	42.2%	38.6%	100.0%	74.2%

Credit Related Impairment Losses Recognized in Earnings on Other Than Temporarily Impaired Securities

The table below provides information regarding total other-than-temporarily impaired securities, including noncredit-related amounts recognized in other comprehensive income and net impairment losses recognized in earnings, for the years ended December 31, 2011, 2010 and 2009.

	DECEMBER 31,
(In Millions)	2011	2010	2009
Changes in Other-Than-Temporary Impairment Losses*	$(1.1)	$(.8)	$(93.4)
Noncredit-related Losses Reclassified from OCI**	$(22.2)	(20.4)	66.7

Net Impairment Losses Recognized in Earnings	$(23.3)	(21.2)	(26.7)

* For initial other-than-temporary impairments in the respective year, the balance includes the excess of the amortized cost over the fair value of the impaired securities. For subsequent impairments of the same security, the balance includes any additional changes in fair value of the security subsequent to its most recently recorded OTTI.

** For initial other-than-temporary impairments in the respective year, the balance includes the portion of the excess of amortized cost over the fair value of the impaired securities that was recorded in OCI. For subsequent impairments of the same security, the balance includes additional changes in OCI for that security subsequent to its most recently recorded OTTI.

Credit-Related Losses Recognized in Earnings on Debt Securities Other-than-temporarily Impaired

Provided in the table below are the cumulative credit-related losses recognized in earnings on debt securities other-than-temporarily impaired.

	YEAR ENDED DECEMBER 31,
($ In Millions)	2011	2010
Cumulative Credit-Related Losses on Securities Held – Beginning of Year	$94.2	$73.0
Plus: Losses on Newly Identified Impairments	1.5	3.3
Additional Losses on Previously Identified Impairments	21.8	17.9
Less: Losses on Securities Sold During the Year	(49.3)	—

Cumulative Credit-Related Losses on Securities Held – End of Year	$68.2	$94.2

Debt Securities Held for which Other-Than-Temporary Impairment Loss has been Recognized in Current Period or Previously

The table below provides information regarding debt securities held as of December 31, 2011 and 2010, for which an OTTI loss had been recognized in the years presented or previously.

	DECEMBER 31,
(In Millions)	2011	2010
Fair Value	$73.6	$79.9
Amortized Cost Basis	96.8	113.3

Noncredit-related Losses Recognized in OCI	(23.2)	(33.4)
Tax Effect	8.6	12.2

Amount Recognized in OCI	$(14.6)	$(21.2)

Available for Sale Investment Securities
Remaining Maturity of Securities

REMAINING MATURITY OF SECURITIES AVAILABLE FOR SALE	DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	FAIR VALUE
Due in One Year or Less	$9,468.8	$9,469.6
Due After One Year Through Five Years	18,464.6	18,555.1
Due After Five Years Through Ten Years	1,326.7	1,333.7
Due After Ten Years	832.5	834.1

Total	$30,092.6	$30,192.5

Held-to-maturity Securities
Remaining Maturity of Securities

REMAINING MATURITY OF SECURITIES HELD TO MATURITY	DECEMBER 31, 2011
(In Millions)	AMORTIZED COST	FAIR VALUE
Due in One Year or Less	$199.5	$200.9
Due After One Year Through Five Years	355.4	365.5
Due After Five Years Through Ten Years	215.5	226.1
Due After Ten Years	28.8	24.6

Total	$799.2	$817.1